Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 1,478,339	$ 1,015,851
Trade receivables	136,970	80,403
Short-term derivative instruments	15,410	54
Other investments	107,313	142,619
Other current assets	65,128	23,758
Total current assets	1,803,160	1,262,685
Non-current assets
Investment in OPC's equity-accounted investees	1,625,683	1,458,625
Long-term restricted cash	163,651	16,444
Long-term derivative instruments	13,042	27,676
Deferred taxes	9,925	2,733
Property, plant and equipment, net	1,372,443	1,156,217
Intangible assets, net	83,459	71,809
Long-term prepaid expenses and other non-current assets	108,248	41,595
Right-of-use assets, net	200,527	175,457
Total non-current assets	3,576,978	2,950,556
Total assets	5,380,138	4,213,241
Current liabilities
Current maturities of loans from banks and others	117,441	84,519
Trade and other payables	245,057	93,991
Short-term derivative instruments	94	317
Current maturities of lease liabilities	2,606	4,016
Total current liabilities	365,198	182,843
Non-current liabilities
Long-term loans from banks and others	1,142,116	726,625
Debentures	509,587	455,955
Deferred taxes	162,570	147,714
Other non-current liabilities	7,621	31,536
Long-term derivative instruments	787	0
Long-term lease liabilities	7,553	9,027
Total non-current liabilities	1,830,234	1,370,857
Total liabilities	2,195,432	1,553,700
Equity
Share capital	50,134	50,134
Translation reserve	36,203	2,620
Capital reserve	47,721	63,954
Accumulated profit	1,454,486	1,491,197
Equity attributable to owners of the Company	1,588,544	1,607,905
Non-controlling interests	1,596,162	1,051,636
Total equity	3,184,706	2,659,541
Total liabilities and equity	$ 5,380,138	$ 4,213,241